ACQUISITIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
ACQUISITIONS
ACQUISITIONS

NOTE 2 – ACQUISITIONS

Agreement and Plan of Merger

An Agreement and Plan of Merger ("Agreement") was made and entered into as of March 24, 2023 by and among TPT SpeedConnect LLC, a Colorado Limited Liability Company (wholly-owned subsidiary of TPT Global Tech, Inc.) ("SPC"), and Asberry 22 Holdings, Inc., a Delaware Corporation ("ASHI"), and SPC Acquisition, Inc., a wholly-owned subsidiary of ASHI, domiciled in Colorado ("Acquisition Sub") primarily for the opportunities of capital raising. SPC then converted to a Corporate entity and Acquisition Submerged with and into SPC (the "Merger"). The separate corporate existence of Acquisition Sub ceased and SPC continues as the surviving corporation in the Merger and as wholly-owned subsidiary of ASHI. All of the properties, rights and privileges, and power of SPC, vest in the Subsidiary, and all debts, liabilities and duties of SPC are the debts, liabilities and duties of the Subsidiary. The shares of common stock of Acquisition Sub issued and outstanding immediately prior to the Effective Time is converted into and exchange for 1,000 validly issued, fully paid and non-assessable shares of the Subsidiary's common stock.

TPT Global Tech, Inc. was issued a total of 4,658,318 common shares of ASHI (the "ASHI Common Stock"), as a result of the merger, constituting 86% of the then issued and outstanding common stock. TPT Global Tech, Inc. also has purchased all of the 500,000 Series A Super Majority Voting Preferred Shares of ASHI for a convertible note payable of $500,000 due in 180 days which bears interest at 6.0% per annum and is convertible to shares of the Company’s common stock at 85% of the volume weighted average price for the preceding 5 market trading days.

ASHI shall file a Form S-1 Registration Statement with the Securities Exchange Commission within 120 days after closing, to register for resale: a) the common shares of ASHI, issued at closing, b) conversion shares for the Series A Supermajority Preferred Stock and c) those outstanding shares of the shareholders of ASHI existing as of the day prior to closing, and shall pursue such S-1 filing diligently to effectiveness.

The Officers of ASHI shall resign effective upon the appointment of the new Officers, as designated by SPC. The Current Directors of ASHI shall remain as directors until the Series A Preferred Stock (500,000 shares) of ASHI shall have been redeemed or converted. SPC shall have designated two new directors for appointment effective at closing, and may then appoint new Officers, and the current officers shall resign at closing.

The Company evaluated this acquisition in accordance with ASC 805-10-55-4 to discern whether the assets and operations of the assets purchased met the definition of a business. The company concluded that there were not processes and sufficient inputs into outputs.  Accordingly, the Company accounted for this transaction as an asset acquisition and allocated the purchase price as follows:

Consideration given at fair value:
Accounts payable	$68,025
$68,025

Assets acquired at fair value:
Prepaid expenses	$4,250
Additional paid in capital	63,775
$68,025

There was nothing accounted for in the Statement of Operations for the nine months ended September 30, 2023.  On a proforma basis any adjustments would not be significant.

TPT Strategic Merger with Information Security and Training LLC and Subsequent Settlement Agreement

Dated as of June 29, 2022, for synergies and the opportunity at other revenue streams, TPT Strategic entered into a definitive agreement for the acquisition of the assets and  Information Security and Training LLC (“IST LLC” or “IST”) (www.istincs.com)  a  Construction and Information Technology Services company based in Huntsville Alabama with branch offices in Nashville TN, Birmingham Al, Jackson MS, Fort Campbell KY, New Orleans LA, and Joint Base Lewis-McChord.  The TPT Strategic and IST, LLC agreement, which closed October 20, 2022, for the acquisition is a stock transaction where the founder and sole interest holder, Everett Lanier received 500,000 Preferred Series B shares of TPT Strategic that will convert to a 10% ownership of TPT Strategic under certain conditions. The acquisition includes the assumption of all assets and certain liabilities.  Everett Lanier was to remain as the President and become a Board Member of TPT Strategic.

Originally, the Company evaluated this acquisition in accordance with ASC 805-10-55-4 to discern whether the assets and operations of the assets purchased met the definition of a business. The company concluded that there are processes and sufficient inputs into outputs.  Accordingly, the Company accounted for this transaction as a business combination and allocated the purchase price as follows:

Consideration given at fair value:
Note payable, net of discount	$374,018
Credit cards assumed	48,452
Preferred shares of TPT Strategic	3,206
$425,676

Assets acquired at fair value:
Working capital	$143,122
Property and equipment	2,170
Note receivable – related party	271,179
Other assets	9,205
$425,676

On September 11, 2023, Everett Lanier and the Company agreed to a Settlement Agreement and Mutual Release (“Settlement Agreement”). See Note 11.

NOTE 2 – ACQUISITIONS

TPT Strategic Merger with Information Security and Training LLC

Dated as of June 29, 2022, for synergies and the opportunity at other revenue streams, TPT Strategic entered into a definitive agreement for the acquisition of the assets and  Information Security and Training LLC (“IST LLC” or “IST”) (www.istincs.com)  a General Construction and Information Technology Services company based in Huntsville Alabama with branch offices in Nashville TN, Birmingham Al, Jackson MS, Fort Campbell KY, New Orleans LA, and Joint Base Lewis-McChord.  The TPT Strategic and IST, LLC agreement, which closed October 20, 2022, for the acquisition is a stock transaction where the founder and sole interest holder, Everett Lanier received 500,000 Preferred Series B shares of TPT Strategic that will convert to a 10% ownership of TPT Strategic under certain conditions. The acquisition includes the assumption of all assets and certain liabilities.  Everett Lanier will remain as the President and will become a Board Member of TPT Strategic.

The Company evaluated this acquisition in accordance with ASC 805-10-55-4 to discern whether the assets and operations of the assets purchased met the definition of a business. The company concluded that there are processes and sufficient inputs into outputs.  Accordingly, the Company accounted for this transaction as a business combination and allocated the purchase price as follows:

Consideration given at fair value:
Note payable, net of discount	$374,018
Credit cards assumed	48,452
Preferred shares of TPT Strategic	3,206
$425,676

Assets acquired at fair value:
Working capital	$143,122
Property and equipment	2,170
Note receivable - related party	271,179
Other assets	9,205
$425,676

Revenue and net income contributed by IST since date of acquisition was $526,583 and $(104,358), respectively.

Had the acquisition of IST occurred on January 1, 2021, unaudited proforma results of operations for the years ended December 31, 2022 and 2021 would be as follows:

	2022	2021
Revenue	$9,508,470	$12,640,858
Cost of Sales	7,104,877	9,621,530
Gross Profit	$2,403,593	$3,019,328
Expenses	(16,584,916)	(9,802,625)
Other income (expense)	(7,722,397)	2,625,167
Net Loss	$(21,903,720)	$(4,158,130)
Loss per share	$(0.02)	$(0.00)

TPT Strategic Merger with Education System Management, Inc.

TPT Strategic previously entered into a merger agreement with Education System Management, Inc. (“EDSM”) which was contingent on EDSM completing an audit in six months, which EDSM did not complete.

TPT Acquisition of Property for Smart City Concept

On May 10, 2022, as part of a “Smart City” concept and to utilize its telecommunications expertise, the Company entered into Real Estate Sales Agreements to acquire approximately 135 acres of land in Tuskegee, with the Gray Family Limited Partnership and Lakeside Ranch, Inc. comprised of one approximate 45 acre parcel along Tuskegee Lake and the second an approximate 85 acre parcel along route 80 heading to Auburn, Alabama. Per the agreements, TPT Global Tech will be paying approximately $1,700,000 for the properties, of which it paid a combined $10,000 in down payments.  The Company had until November 11, 2022 to close the transactions including paying the remainder of the purchase price.  This did not happen, and the Company is in negotiations to finance this with a bank of which the Gray Family has verbally said they would honor.  Closing of the transactions are subject to the validity of the verbal commitment and obtaining financing, all surveys and finalizing master plans for the kick-off the Company’s “Smart City” project.